UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07043

Name of Registrant:	Vanguard Admiral Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2025—February 28, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Treasury Money Market Fund Investor Shares - VUSXX

Vanguard Treasury Money Market Fund

Investor Shares (VUSXX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Treasury Money Market Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$105,576
Number of Portfolio Holdings	35

Distribution by Effective Maturity % of Net Assets (as of February 28, 2026)

Table Summary
1 to 7 Days	21.9%
8 to 30 Days	33.9%
31 to 60 Days	35.5%
61 to 90 Days	7.3%
91 to 180 Days	11.5%
Other Assets and Liabilities—Net	(10.1%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR11

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended February 28, 2026
Vanguard Treasury Money Market Fund

Contents
Financial Statements	1

Treasury Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Treasury Debt (110.1%)
	United States Treasury Bill	3.132%–3.620%	3/3/2026	10,821,801	10,819,617
	United States Treasury Bill	3.642%–3.692%	3/5/2026	1,125,367	1,124,903
	United States Treasury Bill	3.637%–3.653%	3/10/2026	1,592,384	1,590,888
	United States Treasury Bill	3.696%–3.702%	3/12/2026	55,269	55,208
	United States Treasury Bill	3.132%–3.680%	3/17/2026	4,621,161	4,613,670
	United States Treasury Bill	3.526%–3.538%	3/19/2026	13,691,000	13,666,270
	United States Treasury Bill	3.127%–3.689%	3/24/2026	9,259,279	9,237,771
	United States Treasury Bill	3.533%–3.697%	3/26/2026	6,627,117	6,610,389
	United States Treasury Bill	3.127%–3.702%	3/31/2026	11,074,690	11,043,444
	United States Treasury Bill	3.538%–3.681%	4/2/2026	4,225,761	4,212,091
	United States Treasury Bill	3.398%–3.693%	4/7/2026	2,371,510	2,362,661
	United States Treasury Bill	3.506%–3.756%	4/9/2026	10,941,045	10,898,152
	United States Treasury Bill	3.527%–3.700%	4/14/2026	6,744,618	6,714,851
	United States Treasury Bill	3.536%–3.766%	4/16/2026	2,272,593	2,261,936
	United States Treasury Bill	3.695%–3.698%	4/30/2026	159,758	158,793
	United States Treasury Bill	3.457%	5/5/2026	923,000	917,100
	United States Treasury Bill	3.761%	5/7/2026	2,473,000	2,455,971
	United States Treasury Bill	3.497%	5/26/2026	1,030,000	1,021,191
	United States Treasury Bill	3.709%	5/28/2026	1,008,000	998,957
	United States Treasury Bill	3.694%	6/4/2026	1,009,000	999,321
	United States Treasury Bill	3.637%	6/11/2026	2,032,099	2,011,487
	United States Treasury Bill	3.549%	6/18/2026	2,000,000	1,978,836
	United States Treasury Bill	3.528%	7/9/2026	2,170,000	2,142,769
	United States Treasury Bill	3.544%	7/16/2026	2,069,000	2,041,521
	United States Treasury Bill	3.594%	7/23/2026	1,067,000	1,051,977
	United States Treasury Bill	3.580%	7/30/2026	1,011,000	996,052
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.098%	3.721%	3/3/2026	2,089,474	2,088,932
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.150%	3.773%	3/3/2026	2,888,244	2,888,529
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.159%	3.782%	3/3/2026	659,993	659,716
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.160%	3.783%	3/3/2026	208,325	208,345
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.182%	3.805%	3/3/2026	2,878,799	2,879,519
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.205%	3.828%	3/3/2026	2,421,995	2,423,944
	United States Treasury Note/Bond	0.750%	4/30/2026	1,218,000	1,212,224
	United States Treasury Note/Bond	4.875%	4/30/2026	967,000	968,911
	United States Treasury Note/Bond	4.875%	5/31/2026	875,000	877,601
Total U.S. Treasury Debt (Cost $116,193,548)					116,193,547
Total Investments (110.1%) (Cost $116,193,548)					116,193,547
Other Assets and Liabilities—Net (-10.1%)					(10,617,814)
Net Assets (100%)					105,575,733
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $116,193,548)	116,193,547
Investment in Vanguard	2,400
Cash	2
Receivables for Investment Securities Sold	80,000
Receivables for Accrued Income	65,360
Receivables for Capital Shares Issued	483,299
Other Assets	3,298
Total Assets	116,827,906
Liabilities
Payables for Investment Securities Purchased	10,903,180
Payables for Capital Shares Redeemed	288,262
Payables for Distributions	58,119
Payables to Vanguard	2,612
Total Liabilities	11,252,173
Net Assets	105,575,733
At February 28, 2026, net assets consisted of:

Paid-in Capital	105,574,721
Total Distributable Earnings (Loss)	1,012
Net Assets	105,575,733

Net Assets
Applicable to 105,571,680,465 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	105,575,733
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Interest	1,964,442
Total Income	1,964,442
Expenses
The Vanguard Group—Note C
Investment Advisory Services	1,143
Management and Administrative	29,361
Marketing and Distribution	4,008
Custodian Fees	220
Shareholders’ Reports	218
Trustees’ Fees and Expenses	28
Other Expenses	7
Total Expenses	34,985
Net Investment Income	1,929,457
Realized Net Gain (Loss) on Investment Securities Sold	413
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,929,869

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,929,457	3,903,545
Realized Net Gain (Loss)	413	815
Change in Unrealized Appreciation (Depreciation)	(1)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	1,929,869	3,904,360
Distributions
Total Distributions	(1,929,457)	(3,903,546)
Capital Share Transactions (at $1.00 per share)
Issued	44,589,100	83,964,887
Issued in Lieu of Cash Distributions	1,532,598	3,116,467
Redeemed	(37,102,313)	(70,462,485)
Net Increase (Decrease) from Capital Share Transactions	9,019,385	16,618,869
Total Increase (Decrease)	9,019,797	16,619,683
Net Assets
Beginning of Period	96,555,936	79,936,253
End of Period	105,575,733	96,555,936

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0191	.0440	.0530	.0437	.0045	.0003
Net Realized and Unrealized Gain (Loss) on Investments	.0001	.0002	—	(.0015)	—	—
Total from Investment Operations	.0192	.0442	.0530	.0422	.0045	.0003
Distributions
Dividends from Net Investment Income	(.0192)	(.0442)	(.0530)	(.0422)	(.0045)	(.0003)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0192)	(.0442)	(.0530)	(.0422)	(.0045)	(.0003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.93%	4.51%	5.43%	4.31%	0.45%	0.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$105,576	$96,556	$79,936	$58,338	$34,355	$35,744
Ratio of Total Expenses to Average Net Assets[3]	0.07%	0.08%	0.09%[4]	0.09%[4]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	3.86%	4.40%	5.30%	4.37%	0.45%	0.03%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for the years ended August 31, 2022 and 2021. For the six months ended February 28, 2026, and the years ended August 31, 2025, 2024 and 2023 there were no expense reductions.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Notes to Financial Statements
Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $2,400,000, representing less than 0.01% of the fund’s net assets and 0.96% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Treasury Money Market Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2026, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	116,193,548
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	(1)
Net Unrealized Appreciation (Depreciation)	(1)
F.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
H.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q112 042026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Treasury Money Market Fund

A majority of independent trustees of the board of Vanguard Treasury Money Market Fund (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should be approved.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications filed herewith.

(a)(2) Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 22, 2026

VANGUARD ADMIRAL FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 22, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.